Annual Total Returns- Thrivent High Yield Fund (Class A) [BarChart] - Class A - Thrivent High Yield Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.33%	15.81%	6.55%	1.53%	(3.11%)	12.33%	7.08%	(3.48%)	13.87%	2.67%